UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      X; Amendment Number:  1
  This Amendment (Check only one.) XX  is a restatement.
                                            adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stanford Investment Group, Inc.
Address:    2570 W. El Camino Real, Suite 520
            Mountain View, CA  94040

Form 13F File Number:   28-12391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa M. Barnea
Title:      CFO and CCO
Phone:      650-941-1717

Signature, Place and Date of Signing:
Lisa M. Barnea    Mountain View, CA August 5, 2009
            [Signature] [City, State] [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:         24,695(x 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER                     TITLE   CUSIP       VALUE X1000  SHARES              INV.   OTHER  VOTING AUTH
                                   OF                                                   DISC.  MGR
                                      CLASS
                                                                                                        SOLE     SHR    NONE
Logitech Intl SA New F             Com     H50430232           9624        685991 SH     SOLE  NONE      685991      0      0
Adobe Systems                      Com     00724F101           1091         38563 SH     SOLE  NONE       38563      0      0
Chevron Texaco Corp                Com     166764100            494          7451 SH     SOLE  NONE        7451      0      0
Cisco Systems                      Com     17275R102            912         48911 SH     SOLE  NONE       48911      0      0
Expeditors Intl                    Com     302130109            373         11200 SH     SOLE  NONE       11200      0      0
Exxon Mobil Corp                   Com     30231G102            662          9464 SH     SOLE  NONE        9464      0      0
General Electric                   Com     369604103            348         29665 SH     SOLE  NONE       29665      0      0
Hewlett Packard                    Com     428236103            433         11200 SH     SOLE  NONE       11200      0      0
IBM Corp                           Com     459200101            202          1933 SH     SOLE  NONE        1933      0      0
IShares MSCI Brazil Index          ETF     464286400            227          4280 SH     SOLE  NONE        4280      0      0
IShares MSCI Singapore             ETF     464286673            171         18905 SH     SOLE  NONE       18905      0      0
IShares Barclays TIPS Bond         ETF     464287176           1371         13485 SH     SOLE  NONE       13485      0      0
IShares MSCI Emerg Mkts            ETF     464287234            778         24140 SH     SOLE  NONE       24140      0      0
IShares IBoxx Investop             ETF     464287242            356          3550 SH     SOLE  NONE        3550      0      0
IShares S&P Glo Materials          ETF     464288695            215          4630 SH     SOLE  NONE        4630      0      0
IShares Silver TR Index            ETF     46428Q109            491         36700 SH     SOLE  NONE       36700      0      0
Johnson & Johnson                  Com     478106104           1064         18730 SH     SOLE  NONE       18730      0      0
Market Vectors Tr Coal             ETF     57060U837            433         18740 SH     SOLE  NONE       18740      0      0
Merck & Co. Inc.                   Com     589331107            205          7324 SH     SOLE  NONE        7324      0      0
Microsoft                          Com     594918104            484         20371 SH     SOLE  NONE       20371      0      0
Netapp Inc.                        Com     64120L104            572         29002 SH     SOLE  NONE       29002      0      0
Nvidia Corp                        Com     67066G104            143         12639 SH     SOLE  NONE       12639      0      0
Palm Inc                           Com     696643105            348         21000 SH     SOLE  NONE       21000      0      0
Power Integrations Inc             Com     739276103            306         12845 SH     SOLE  NONE       12845      0      0
PowerShares Financial              ETF     73935X229            234         16110 SH     SOLE  NONE       16110      0      0
PowerShares Gldn Dragon Hal        ETF     73935X401            431         20275 SH     SOLE  NONE       20275      0      0
Rydex TR S&P Smallcap 600          ETF     78355W700            346         14065 SH     SOLE  NONE       14065      0      0
SPDR Trust Unit SR 1               ETF     78462F103            370          4021 SH     SOLE  NONE        4021      0      0
SPDR Gold Trust                    ETF     78463V107            985         10805 SH     SOLE  NONE       10805      0      0
SPDR Oil & Gas Equip Svcs          ETF     78464A748            445         20470 SH     SOLE  NONE       20470      0      0
SPDR S&P Metals & Mining           ETF     78464A755            209          5655 SH     SOLE  NONE        5655      0      0
Sun Microsystems Inc.              Com     866810104            151         16390 SH     SOLE  NONE       16390      0      0
Western Union                      Com     959802109            221         13500 SH     SOLE  NONE       13500      0      0


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